                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5262
-------------------------------------------------------------------------------

                             MFS SERIES TRUST VIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) STRATEGIC INCOME FUND                                           10/31/05


ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               4
---------------------------------------------------
EXPENSE TABLE                                     7
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          9
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FINANCIAL STATEMENTS                             20
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NOTES TO FINANCIAL STATEMENTS                    28
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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           37
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TRUSTEES AND OFFICERS                            38
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    43
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PROXY VOTING POLICIES AND INFORMATION            47
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QUARTERLY PORTFOLIO DISCLOSURE                   47
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FEDERAL TAX INFORMATION                          47
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CONTACT INFORMATION                      BACK COVER

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      94.2%
              Cash & Other Net Assets                     5.2%
              Convertible Bonds                           0.4%
              Convertible Preferred Stocks                0.2%

              MARKET SECTORS*

              High Yield Corporates                      34.5%
              ------------------------------------------------
              Non-U.S. Government Bonds                  16.0%
              ------------------------------------------------
              Emerging Market Bonds                      12.9%
              ------------------------------------------------
              High Grade Corporates                       9.8%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       7.1%
              ------------------------------------------------
              Mortgage-Backed Securities                  5.9%
              ------------------------------------------------
              Cash & Other Net Assets                     5.2%
              ------------------------------------------------
              U.S. Treasury Securities                    4.5%
              ------------------------------------------------
              U.S. Government Agencies                    3.1%
              ------------------------------------------------
              U.S. Convertibles                           0.6%
              ------------------------------------------------
              Asset Backed Securities                     0.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        31.4%
              ------------------------------------------------
              AA                                          1.9%
              ------------------------------------------------
              A                                           5.2%
              ------------------------------------------------
              BBB                                        14.4%
              ------------------------------------------------
              BB                                         22.8%
              ------------------------------------------------
              B                                          17.6%
              ------------------------------------------------
              CCC                                         5.3%
              ------------------------------------------------
              CC                                          0.4%
              ------------------------------------------------
              Not Rated                                   1.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                       3.9
              ------------------------------------------------
              Average Life***                        7.6 yrs.
              ------------------------------------------------
              Average Maturity***                   10.0 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities****                             BBB+
              ------------------------------------------------
              Average Short Term Quality                  A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              64.5%
              ------------------------------------------------
              Russia                                      3.3%
              ------------------------------------------------
              Germany                                     3.2%
              ------------------------------------------------
              Great Britain                               3.0%
              ------------------------------------------------
              Mexico                                      2.9%
              ------------------------------------------------
              Ireland                                     2.3%
              ------------------------------------------------
              France                                      2.2%
              ------------------------------------------------
              Spain                                       2.0%
              ------------------------------------------------
              Netherlands                                 1.8%
              ------------------------------------------------
              Other Countries                            14.8%
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/05.

  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

 **** The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 10/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2005, Class A shares of the MFS Strategic Income Fund provided a total return of 2.68%, at net asset value. In comparison, the fund's benchmarks, the Lehman Brothers High Yield Index, the Lehman Brothers Aggregate Bond Index, the J.P. Morgan Emerging Market Bond Index Global, and the Citigroup World Government Bond Non-Dollar Hedged Index returned 4.08%, 1.13%, 10.54%, and 5.82%, respectively.

DETRACTORS FROM PERFORMANCE

Currency exposure, particularly our exposure to the Euro, held back results. During the period the dollar appreciated against the euro and is up over 13% year to date. Throughout the period credit spreads widened, the portfolios overweighting of "BBB"-rated bonds held back results, along with our positioning in "CCC"-rated bonds and below which also detracted. Bonds rated BBB or higher are considered investment grade; bonds rated BB or lower are considered non-investment grade. In the high yield area, the fund's holding in Pliant Corp detracted from results as the company saw its bond prices plummet over the period.

CONTRIBUTORS TO PERFORMANCE

European sovereign debt performed well even after the cost of hedging back into U.S. dollars, which helped performance. Our overall duration stance in North America contributed to results (duration is a measure of a portfolio's sensitivity to changes in interest rates). Our positioning in emerging market debt added to results as well. Contributing countries included debt from Russia, Panama, Brazil, and Mexico. During the period, the fund's position in mortgage backed securities was a very minor contributor, however the fund's holdings in commercial mortgage backed and asset backed securities performed even better as these securities have less pre-payment sensitivity.

Respectfully,

James Calmas
Portfolio Manager

Note to shareholders: Effective October 1, 2005, James Calmas, Robert Persons, Scott Richards, Matthew Ryan and Erik Weisman have become portfolio managers of the fund. They replaced William J. Adams.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                        Citigroup
                          World
            MFS          Government     J.P. Morgan       Lehman         Lehman
          Strategic        Bond           Emerging       Brothers       Brothers
           Income        Non-Dollar        Market        Aggregate        High
          Fund --         Hedged         Bond Index        Bond           Yield
          Class A         Index            Global          Index          Index

10/95      $ 9,525       $10,000           $10,000         $10,000       $10,000
10/96       10,518        11,277            14,085          10,585        11,110
10/97       11,611        12,540            15,661          11,526        12,634
10/98       11,354        14,168            14,118          12,602        12,570
10/99       12,458        14,526            17,101          12,669        13,116
10/00       12,454        15,628            20,210          13,594        12,905
10/01       13,144        17,251            21,324          15,573        12,885
10/02       13,589        17,930            22,733          16,490        12,178
10/03       15,467        18,393            29,058          17,299        16,291
10/04       16,947        19,242            32,775          18,256        18,298
10/05       17,401        20,362            36,229          18,463        19,045

TOTAL RETURNS THROUGH 10/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr         5-yr        10-yr
------------------------------------------------------------------------------
        A                10/29/87               2.68%        6.92%       6.21%
------------------------------------------------------------------------------
        B                 9/07/93               1.83%        6.19%       5.51%
------------------------------------------------------------------------------
        C                 9/01/94               1.81%        6.17%       5.52%
------------------------------------------------------------------------------
        I                 1/08/97               2.90%        7.26%       6.51%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average multisector income fund+                3.49%        7.69%       6.59%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-
Dollar Hedged Index##                           5.82%        5.43%       7.37%
------------------------------------------------------------------------------
J.P. Morgan Emerging Market Bond Index
Global#                                        10.54%       12.38%      13.74%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index##          1.13%        6.31%       6.32%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index##              4.08%        8.09%       6.65%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                      -2.19%        5.88%       5.70%
------------------------------------------------------------------------------
        B                                      -2.03%        5.88%       5.51%
------------------------------------------------------------------------------
        C                                       0.85%        6.17%       5.52%
------------------------------------------------------------------------------

Class I shares have no sales charge. Please see Notes to Performance Summary for more details.

 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Bloomberg.
## Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Citigroup World Government Bond Non-Dollar Hedged Index - is a market capitalization weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the United States. Country eligibility is determined based upon market capitalization and investability criteria.

J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - tracks total returns for dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities of emerging markets countries.

Lehman Brothers Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lehman Brothers High Yield Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain eligible investors.

Performance for Class I shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     5/01/05-
Share Class                 Ratio       5/01/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           0.82%     $1,000.00        $1,017.90        $4.17
    A      ---------------------------------------------------------------------
           Hypothetical*    0.82%     $1,000.00        $1,021.07        $4.18
--------------------------------------------------------------------------------
           Actual           1.48%     $1,000.00        $1,012.90        $7.51
    B     ----------------------------------------------------------------------
           Hypothetical*    1.48%     $1,000.00        $1,017.74        $7.53
--------------------------------------------------------------------------------
           Actual           1.48%     $1,000.00        $1,012.90        $7.51
    C      ---------------------------------------------------------------------
           Hypothetical*    1.48%     $1,000.00        $1,017.74        $7.53
--------------------------------------------------------------------------------
           Actual           0.48%     $1,000.00        $1,018.20        $2.44
    I      ---------------------------------------------------------------------
           Hypothetical*    0.48%     $1,000.00        $1,022.79        $2.45
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 10/31/05


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.4%
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $  1,000,000     $    987,500
EchoStar DBS Corp., 6.375%, 2011                                            870,000          846,074
Emmis Operating Co., 6.875%, 2012                                           445,000          439,438
Granite Broadcasting Corp., 9.75%, 2010                                     840,000          785,400
Innova S. de R.L., 9.375%, 2013                                             235,000          260,263
Intelsat Ltd., 8.625%, 2015#                                                945,000          956,813
Lamar Media Corp., 7.25%, 2013                                              965,000        1,001,188
Liberty Media Corp., 5.7%, 2013                                             890,000          802,877
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                         830,000          566,475
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                   1,645,000        1,607,988
                                                                                        ------------
                                                                                        $  8,254,016
----------------------------------------------------------------------------------------------------
Aerospace - 0.2%
----------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                    $    700,000     $    728,000
----------------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                               $    783,913     $    698,089
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
----------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                       $    435,000     $    477,413
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 7.4%
----------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037#                                         $  1,200,000     $  1,046,280
ARCap, Inc., "H", 6.1%, 2045#                                               900,000          846,000
Asset Securitization Corp., FRN, 8.2920%, 2026                            1,485,000        1,575,382
Asset Securitization Corp., FRN, 8.7820%, 2029#                             790,000          713,839
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                    3,640,000        3,706,006
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2013#                   2,000,000        1,989,961
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                    148,000          146,004
Crest Ltd., 7%, 2040#                                                       400,000          376,720
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                     1,050,000        1,110,120
DLJ Commercial Mortgage Corp., 6.04%, 2031                                  550,000          542,781
DLJ Commercial Mortgage Corp., FRN, 7.8697%, 2032                           385,000          416,433
Falcon Franchise Loan Corp., 6.5%, 2014#                                    700,000          593,797
Falcon Franchise Loan LLC, FRN, 3.3861%, 2023^#                           6,145,661          733,242
Falcon Franchise Loan LLC, FRN, 4.0971%, 2023^                            4,708,561          780,404
First Union-Lehman Brothers Bank of America, FRN,
0.6937%, 2028^                                                           48,496,394          916,519
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029#                                                                   600,000          649,740
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                    1,758,000        1,660,526
Morgan Stanley Capital I, Inc., 7.18%, 2009                                 430,000          444,784
Morgan Stanley Capital I, Inc., FRN, 1.4835%, 2014^#                     10,951,115          762,296
Mortgage Capital Funding, Inc., 7.214%, 2007                              2,500,000        2,577,176
Preferred Term Securities IV Ltd., FRN, 6.1356%, 2031#                    1,290,000        1,312,575
Prudential Securities Secured Financing Corp., FRN, 7.4221%, 2013#          875,000          941,059
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2983%, 2012#           1,800,000        1,950,923
                                                                                        ------------
                                                                                        $ 25,792,567
----------------------------------------------------------------------------------------------------
Automotive - 1.9%
----------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014#                                         $    105,000     $     81,375
Ford Motor Credit Co., 5.8%, 2009                                         2,208,000        2,022,199
General Motors Acceptance Corp., 5.85%, 2009                              1,932,000        1,846,961
General Motors Acceptance Corp., 6.75%, 2014                                480,000          458,993
General Motors Corp., 8.375%, 2033                                          954,000          707,153
Lear Corp., 8.11%, 2009                                                     245,000          230,300
Navistar International Corp., 7.5%, 2011                                    630,000          598,500
TRW Automotive, Inc., 9.375%, 2013                                          219,000          235,425
TRW Automotive, Inc., 11%, 2013                                             361,000          403,418
                                                                                        ------------
                                                                                        $  6,584,324
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.0%
----------------------------------------------------------------------------------------------------
Banco De Estado de Sao Paulo S.A., 8.7%, 2049#                         $    700,000     $    705,250
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#              1,682,000        1,669,385
BNP Paribas, 5.186% to 2015, FRN to 2049#                                   962,000          924,973
Bosphorus Financial Services Ltd., FRN, 6.14%, 2012#                        800,000          787,918
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#               773,000          731,920
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                        955,000          943,446
DFS Funding Corp., FRN, 5.87%, 2010#                                      1,082,000        1,090,115
Kazkommerts International B.V., 10.125%, 2007#                               85,000           90,313
Kazkommerts International B.V., 10.125%, 2007                               999,000        1,061,438
Mizuho Financial Group, Inc., 4.75%, 2014#                          EUR     755,000          946,957
Resona Bank Ltd., FRN, 5.85%, 2049#                                    $    246,000          237,444
Royal Bank of Scotland Group PLC, 9.118%, 2049                              857,000          984,900
Russian Standard Finance S.A., 7.5%, 2010#                                  168,000          165,270
Turanalem Finance B.V., 8%, 2014#                                           667,000          661,998
UFJ Finance Aruba AEC, 6.75%, 2013                                          648,000          701,255
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049#          1,187,000        1,378,107
VTB Capital S.A., 6.25%, 2035#                                              647,000          648,618
                                                                                        ------------
                                                                                        $ 13,729,307
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.1%
----------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015#                                         $    917,000     $    829,885
Charter Communications, Inc., 8.625%, 2009                                  474,000          388,680
Charter Communications, Inc., 8.375%, 2014#                               1,090,000        1,092,725
CSC Holdings, Inc., 8.125%, 2009                                          1,634,000        1,670,765
Mediacom Broadband LLC, 9.5%, 2013                                          420,000          410,550
Mediacom Broadband LLC, 11%, 2013                                           395,000          422,650
Rogers Cable, Inc., 5.5%, 2014                                              714,000          656,880
TCI Communications, Inc., 9.8%, 2012                                        841,000        1,017,925
Time Warner Entertainment Co., LP, 8.375%, 2033                             642,000          775,130
                                                                                        ------------
                                                                                        $  7,265,190
----------------------------------------------------------------------------------------------------
Building - 0.6%
----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                             $    735,000     $    768,288
Jacuzzi Brands, Inc., 9.625%, 2010                                          355,000          370,975
Nortek Holdings, Inc., 8.5%, 2014                                           665,000          635,075
Nortek Holdings, Inc., 0% to 2009, 10.75%, 2014                             795,000          477,000
                                                                                        ------------
                                                                                        $  2,251,338
----------------------------------------------------------------------------------------------------
Business Services - 1.2%
----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                      $    650,000     $    677,625
Iron Mountain, Inc., 7.75%, 2015                                          1,055,000        1,049,725
Lucent Technologies, Inc., 5.5%, 2008                                     1,060,000        1,057,350
Xerox Corp., 7.625%, 2013                                                 1,185,000        1,244,250
                                                                                        ------------
                                                                                        $  4,028,950
----------------------------------------------------------------------------------------------------
Chemicals - 2.3%
----------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                               $  1,116,000     $  1,227,600
Equistar Chemicals LP, 10.625%, 2011                                        835,000          910,150
Huntsman International LLC, 10.125%, 2009                                   438,000          450,593
IMC Global, Inc., 10.875%, 2013                                           1,210,000        1,403,600
Kronos International, Inc., 8.875%, 2009                                EUR   70,000           87,68
Lyondell Chemical Co., 11.125%, 2012                                   $  1,340,000        1,494,100
Nalco Co., 7.75%, 2011                                                      475,000          485,094
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014                          605,000          443,163
NOVA Chemicals Corp., 6.5%, 2012                                            545,000          520,475
Rhodia S.A., 8.875%, 2011                                                 1,190,000        1,124,550
                                                                                        ------------
                                                                                        $  8,147,006
----------------------------------------------------------------------------------------------------
Construction - 0.2%
----------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                            $    760,000     $    808,493
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.4%
----------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012                                    $    715,000     $    693,550
Revlon Consumer Products Corp., 9.5%, 2011                                  760,000          712,500
                                                                                        ------------
                                                                                        $  1,406,050
----------------------------------------------------------------------------------------------------
Containers - 1.0%
----------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                               $  1,435,000     $  1,578,500
Huntsman Packaging Corp., 13%, 2010**                                       130,000           18,850
Owens-Brockway Glass Container, Inc., 8.875%, 2009                          390,000          407,550
Owens-Brockway Glass Container, Inc., 8.25%, 2013                         1,460,000        1,489,200
Pliant Corp., 13%, 2010**                                                   900,000          130,500
                                                                                        ------------
                                                                                        $  3,624,600
----------------------------------------------------------------------------------------------------
Defense Electronics - 0.8%
----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015#                                $  1,297,000     $  1,257,205
L-3 Communications Holdings, Inc., 6.125%, 2014                           1,575,000        1,539,563
                                                                                        ------------
                                                                                        $  2,796,768
----------------------------------------------------------------------------------------------------
Electronics - 0.2%
----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                             $    790,000     $    791,975
----------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 2.2%
----------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                              $  1,370,000     $  1,644,000
Gazprom OAO, 8.625%, 2034#                                                  950,000        1,197,000
Pemex Project Funding Master Trust, 7.375%, 2014                            783,000          855,819
Pemex Project Funding Master Trust, 8.625%, 2022                          1,366,000        1,632,370
Petronas Capital Ltd., 7.875%, 2022#                                      1,020,000        1,233,934
Petronas Capital Ltd., 7.875%, 2022                                         791,000          956,904
                                                                                        ------------
                                                                                        $  7,520,027
----------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 7.0%
----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2018                                   $    222,000     $    229,326
Federal Republic of Brazil, 8.875%, 2019                                    992,000        1,046,560
Federal Republic of Brazil, 5.1875%, 2024                                   995,000          947,738
Federal Republic of Brazil, FRN, 5.25%, 2012                              1,936,271        1,889,026
Republic of Argentina, FRN, 4.005%, 2012                                  3,115,000        2,417,761
Republic of Korea, 5.58%, 2025                                            1,081,000        1,070,406
Republic of Panama, 9.375%, 2029                                            597,000          729,833
Republic of Peru, 5%, 2017                                                2,326,520        2,186,929
Republic of Peru, 7.35%, 2025                                               102,000          103,020
Republic of South Africa, 9.125%, 2009                                      308,000          345,730
Republic of South Africa, 8.5%, 2017                                        866,000        1,073,840
Russian Federation, 3%, 2008                                              1,946,000        1,831,964
Russian Federation, 3%, 2011                                              5,950,000        5,176,500
Russian Federation, 11%, 2018                                               522,000          761,546
State of Qatar, 9.75%, 2030                                                 483,000          717,255
United Mexican States, 6.625%, 2015                                       1,078,000        1,151,304
United Mexican States, 8.125%, 2019                                       1,603,000        1,917,188
United Mexican States, 8.3%, 2031                                           575,000          704,375
                                                                                        ------------
                                                                                        $ 24,300,301
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                  $  1,345,000     $  1,321,463
Clayton Williams Energy, Inc., 7.75%, 2013#                                 755,000          728,575
Kerr-McGee Corp., 6.95%, 2024                                               994,000        1,017,452
Newfield Exploration Co., 6.625%, 2014                                      665,000          676,638
Pioneer Natural Resource Co., 6.5%, 2008                                    647,000          659,465
Plains Exploration & Production Co., 7.125%, 2014                           665,000          689,938
                                                                                        ------------
                                                                                        $  5,093,531
----------------------------------------------------------------------------------------------------
Entertainment - 0.9%
----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                    $    864,000     $    818,640
Loews Cineplex Entertainment Corp., 9%, 2014                                565,000          543,813
Six Flags, Inc., 9.75%, 2013                                                913,000          908,435
Turner Broadcasting System, Inc., 8.375%, 2013                              653,000          755,349
                                                                                        ------------
                                                                                        $  3,026,237
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
----------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                          $    880,000     $    893,200
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.9%
----------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                 $  1,145,000     $  1,136,413
Georgia-Pacific Corp., 9.375%, 2013                                       1,120,000        1,234,800
Georgia-Pacific Corp., 7.25%, 2028                                        1,075,000        1,058,875
Graphic Packaging International Corp., 8.5%, 2011                         1,035,000          998,775
JSG Funding PLC, 7.75%, 2015                                        EUR     575,000          578,948
MDP Acquisitions PLC, 9.625%, 2012                                     $    775,000          744,000
Stone Container Corp., 7.375%, 2014                                         890,000          789,875
                                                                                        ------------
                                                                                        $  6,541,686
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.4%
----------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                         $    720,000     $    710,100
Host Marriott LP, 7.125%, 2013                                              900,000          912,375
Host Marriott LP, 6.375%, 2015                                              510,000          494,700
MGM Mirage, Inc., 8.375%, 2011                                            1,740,000        1,840,050
Pinnacle Entertainment, Inc., 8.75%, 2013                                 1,025,000        1,049,344
Royal Caribbean Cruises Ltd., 8%, 2010                                      935,000        1,009,800
Scientific Games Corp., 6.25%, 2012                                         750,000          743,438
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                   1,000,000        1,077,500
Station Casinos, Inc., 6.5%, 2014                                           520,000          518,700
                                                                                        ------------
                                                                                        $  8,356,007
----------------------------------------------------------------------------------------------------
Industrial - 1.0%
----------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011#                                 $  1,280,000     $  1,369,600
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                         1,000,000          990,000
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                1,000,000          720,000
Milacron Escrow Corp., 11.5%, 2011                                          430,000          369,800
                                                                                        ------------
                                                                                        $  3,449,400
----------------------------------------------------------------------------------------------------
Insurance - 1.1%
----------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                        $  3,664,000     $  3,449,754
UnumProvident Corp., 7.625%, 2011                                           350,000          367,334
                                                                                        ------------
                                                                                        $  3,817,088
----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.5%
----------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                              EUR     947,000     $  1,227,859
Willis Group North America, Inc., 5.625%, 2015                         $    377,000          369,923
                                                                                        ------------
                                                                                        $  1,597,782
----------------------------------------------------------------------------------------------------
International Market Sovereign - 15.8%
----------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                   CAD     400,000     $    347,821
Federal Republic of Germany, 3.5%, 2008                             EUR   4,255,000        5,203,204
Federal Republic of Germany, 3.75%, 2015                            EUR   1,297,000        1,602,370
Federal Republic of Germany, 6.25%, 2030                            EUR     494,000          824,440
Government of Australia, 6.25%, 2015                                AUD   1,204,000          950,038
Government of Canada, 5.25%, 2012                                   CAD     412,000          373,854
Government of New Zealand, 7%, 2009                                 NZD     829,000          596,442
Government of New Zealand, 6.5%, 2013                               NZD   5,174,000        3,729,577
Government of New Zealand, 6%, 2015                                 NZD   1,534,000        1,075,142
Kingdom of Netherlands, 5.75%, 2007                                 EUR   2,412,000        3,007,740
Kingdom of Netherlands, 3.75%, 2009                                 EUR   2,595,000        3,210,178
Kingdom of Norway, 6.5%, 2013                                       NOK   3,806,000          689,788
Kingdom of Spain, 6%, 2008                                          EUR   3,065,328        3,935,336
Kingdom of Spain, 5.35%, 2011                                       EUR   2,130,000        2,862,905
Republic of Austria, 5.5%, 2007                                     EUR   2,112,000        2,667,961
Republic of Finland, 3%, 2008                                       EUR   4,451,000        5,373,385
Republic of France, 4.75%, 2007                                     EUR   3,684,000        4,567,677
Republic of France, 4.75%, 2012                                     EUR     408,000          536,460
Republic of France, 6%, 2025                                        EUR     187,000          295,685
Republic of Ireland, 4.25%, 2007                                    EUR   4,603,000        5,685,059
Republic of Ireland, 4.6%, 2016                                     EUR      59,000           78,049
United Kingdom Treasury, 5%, 2008                                   GBP     411,000          738,120
United Kingdom Treasury, 5.75%, 2009                                GBP   1,573,000        2,929,312
United Kingdom Treasury, 8%, 2015                                   GBP   1,583,000        3,641,321
                                                                                        ------------
                                                                                        $ 54,921,864
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.3%
----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                    $    955,000     $  1,005,138
Manitowoc Co., Inc., 10.5%, 2012                                            562,000          629,440
Terex Corp., 9.25%, 2011                                                    995,000        1,062,163
Terex Corp., 10.375%, 2011                                                  795,000          848,663
Terex Corp., 7.375%, 2014                                                   120,000          119,400
United Rentals, Inc., 6.5%, 2012                                            990,000          949,163
                                                                                        ------------
                                                                                        $  4,613,967
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015#                                 $    465,000     $    447,563
Baxter International, Inc., 9.5%, 2008                                      677,000          745,636
DaVita, Inc., 6.625%, 2013                                                  270,000          273,375
HCA, Inc., 6.375%, 2015                                                   1,120,000        1,098,991
                                                                                        ------------
                                                                                        $  2,565,565
----------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
----------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                       $    150,000     $    148,125
Codelco, Inc., 5.625%, 2035#                                                922,000          878,364
Foundation PA Coal Co., 7.25%, 2014                                         115,000          117,588
International Steel Group, Inc., 6.5%, 2014                                 901,000          885,233
Peabody Energy Corp., "B", 6.875%, 2013                                     860,000          887,950
U.S. Steel Corp., 9.75%, 2010                                               627,000          683,430
                                                                                        ------------
                                                                                        $  3,600,690
----------------------------------------------------------------------------------------------------
Mortgage Backed - 5.9%
----------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2035                                          $ 14,602,460     $ 14,523,527
Fannie Mae, 6.5%, 2031                                                      481,562          495,257
Fannie Mae, 6%, 2034                                                      5,328,846        5,377,243
                                                                                        ------------
                                                                                        $ 20,396,027
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.2%
----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                         $    300,000     $    321,968
CenterPoint Energy Resources Corp., 7.875%, 2013                          1,826,000        2,062,158
El Paso Energy Corp., 7%, 2011                                              570,000          561,450
El Paso Energy Corp., 7.75%, 2013                                         1,090,000        1,122,700
Enterprise Products Operating LP, 6.375%, 2013                              270,000          279,527
Southern Natural Gas Co., Inc., 8.875%, 2010                              1,250,000        1,341,534
Williams Cos., Inc., 7.125%, 2011                                         1,940,000        2,000,625
                                                                                        ------------
                                                                                        $  7,689,962
----------------------------------------------------------------------------------------------------
Network & Telecom - 2.2%
----------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                               $  1,398,000     $  1,513,335
Deutsche Telekom International Finance B.V., 8.5%, 2010                     543,000          605,951
Eircom Funding PLC, 8.25%, 2013                                             675,000          727,313
MCI, Inc., 8.735%, 2014                                                     645,000          714,338
Qwest Services Corp., 13.5%, 2010                                         1,055,000        1,205,338
TDC AS, 3.875%, 2011                                                EUR     860,000          909,200
Telecom Italia Capital, 4.875%, 2010                                   $    248,000          242,886
Telecom Italia S.p.A., 5.625%, 2007                                 EUR     966,000        1,198,224
Time Warner Telecom Holdings, Inc., 9.25%, 2014                        $    540,000          540,000
                                                                                        ------------
                                                                                        $  7,656,585
----------------------------------------------------------------------------------------------------
Oil Services - 0.3%
----------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011#                                 $    298,000     $    296,485
Petroleum Geo-Services A.S.A., 10%, 2010                                    685,000          756,925
                                                                                        ------------
                                                                                        $  1,053,410
----------------------------------------------------------------------------------------------------
Oils - 0.4%
----------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                               $  1,290,000     $  1,373,850
----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.7%
----------------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                             $  1,530,000     $  1,614,150
Dex Media East LLC, 9.875%, 2009                                          1,100,000        1,196,250
Dex Media West LLC, 9.875%, 2013                                            986,000        1,087,065
Lighthouse International Co. S.A., 8%, 2014#                        EUR     640,000          805,493
MediaNews Group, Inc., 6.875%, 2013                                    $  1,180,000        1,165,250
                                                                                        ------------
                                                                                        $  5,868,208
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012#                                        $    520,000     $    564,200
----------------------------------------------------------------------------------------------------
Retailers - 0.7%
----------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                          $    885,000     $    898,275
GSC Holdings Corp., 8%, 2012#                                               260,000          252,850
Limited Brands, Inc., 5.25%, 2014                                         1,126,000        1,030,544
Rite Aid Corp., 8.125%, 2010                                                425,000          425,000
                                                                                        ------------
                                                                                        $  2,606,669
----------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
----------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                           $  1,125,000     $  1,240,178
----------------------------------------------------------------------------------------------------
Supranational - 0.3%
----------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012#                                   $    919,000     $    883,172
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.4%
----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                      $    744,000     $    823,980
America Movil S.A. de C.V., 5.75%, 2015                                   1,041,000        1,021,978
American Tower Corp., 7.125%, 2012                                          675,000          696,094
American Tower Escrow Corp., 0%, 2008                                     1,225,000          944,781
Centennial Communications Corp., 10.125%, 2013                              490,000          547,575
Dolphin Telecom PLC, "B", 14%, 2009**                                     2,800,000                0
Nextel Communications, Inc., 5.95%, 2014                                  1,545,000        1,549,814
Rogers Wireless, Inc., 7.5%, 2015                                           990,000        1,061,775
Rural Cellular Corp., 9.875%, 2010                                        1,045,000        1,086,800
U.S. Unwired, Inc., 10%, 2012                                               425,000          483,438
                                                                                        ------------
                                                                                        $  8,216,235
----------------------------------------------------------------------------------------------------
Tobacco - 0.3%
----------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                      $  1,069,000     $  1,074,345
----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.1%
----------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                $    910,000     $    901,303
Fannie Mae, 4.25%, 2007                                                   3,750,000        3,710,040
Small Business Administration, 4.34%, 2024                                  459,672          440,090
Small Business Administration, 4.77%, 2024                                  967,520          949,961
Small Business Administration, 5.18%, 2024                                2,349,320        2,359,715
Small Business Administration, 4.625%, 2025                                 879,095          853,090
Small Business Administration, 4.86%, 2025                                  711,189          700,437
Small Business Administration, 5.11%, 2025                                  799,000          797,032
                                                                                        ------------
                                                                                        $ 10,711,668
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.7%
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                       $  3,000,000     $  3,001,992
U.S. Treasury Notes, 3.25%, 2008##                                        6,787,000        6,580,207
U.S. Treasury Notes, 4.125%, 2015                                           504,000          486,360
U.S. Treasury Notes, 4.25%, 2015                                          1,100,000        1,073,359
U.S. Treasury Notes, TIPS, 0.875%, 2010                                     722,468          694,304
U.S. Treasury Notes, TIPS, 3%, 2012                                         860,614          920,219
U.S. Treasury Notes, TIPS, 2%, 2014                                       2,733,578        2,740,732
U.S. Treasury Notes, TIPS, 1.625%, 2015                                     933,787          905,810
                                                                                        ------------
                                                                                        $ 16,402,983
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.6%
----------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015#                                                   $  1,210,000     $  1,312,850
Allegheny Energy Supply Co., LLC, 8.25%, 2012#                            1,685,000        1,861,925
Beaver Valley Funding Corp., 9%, 2017                                     1,705,000        1,968,644
CMS Energy Corp., 8.5%, 2011                                              1,500,000        1,638,750
DPL, Inc., 6.875%, 2011                                                     321,000          340,260
Duke Capital Corp., 8%, 2019                                                679,000          801,575
Dynegy Holdings, Inc., 9.875%, 2010#                                        790,000          849,250
Empresa Nacional de Electricidad S.A., 8.35%, 2013                          103,000          115,373
Enersis S.A., 7.375%, 2014                                                1,489,000        1,568,766
FirstEnergy Corp., 6.45%, 2011                                              857,000          901,485
Midland Funding II, 13.25%, 2006                                          1,107,475        1,160,790
MSW Energy Holdings LLC, 7.375%, 2010                                       785,000          812,475
NorthWestern Corp., 5.875%, 2014                                            670,000          663,828
NRG Energy, Inc., 8%, 2013                                                1,443,000        1,572,870
Texas Genco LLC, 6.875%, 2014#                                            1,585,000        1,695,950
TXU Corp., 5.55%, 2014                                                    1,715,000        1,576,462
W3A Funding Corp., 8.09%, 2017                                              553,646          590,635
                                                                                        ------------
                                                                                        $ 19,431,888
----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $321,681,664)                                             $322,850,811
----------------------------------------------------------------------------------------------------
Stock - 0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 0%
----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.* (Identified Cost, $--)                                  1     $         23
----------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.2%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
Automotive - 0.2%
----------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II 6.5%                                         13,755     $    438,647
General Motors Corp., 5.25%                                                  21,525          355,163
----------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $1,079,267)                        $    793,810
----------------------------------------------------------------------------------------------------
Preferred Stocks - 0%
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0%
----------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%*                                               809     $          0
----------------------------------------------------------------------------------------------------
Real Estate - 0%
----------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                             2,725     $     70,768
----------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $74,529)                                       $     70,768
----------------------------------------------------------------------------------------------------
Warrants - 0%
----------------------------------------------------------------------------------------------------
                                                      STRIKE        FIRST
                                                       PRICE     EXERCISE
----------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc. (Consumer Goods &
Services)*                                            $ 0.01      8/08/96       655     $          0
Sterling Chemicals, Inc. (Specialty
Chemicals)*                                           $52.00     12/31/02         2                2
----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $--)                                                   $          2
----------------------------------------------------------------------------------------------------
Rights - 0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging
Market Sovereign)* (Identified Cost, $--)                                 1,250,000     $          0
----------------------------------------------------------------------------------------------------
Convertible Bonds - 0.4%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010 (Identified Cost,
$1,251,315)                                                            $  1,300,000     $  1,311,375
----------------------------------------------------------------------------------------------------
Short-Term Obligations - 4.9%
----------------------------------------------------------------------------------------------------
General Electric Co., 4.03%, due 11/01/05<                             $  3,311,000     $  3,311,000
New Center Asset Trust, 4.02%, due 11/01/05<                             13,864,000       13,864,000
----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $ 17,175,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $341,261,775)(S)                                    $342,201,789
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                      5,054,010
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $347,255,799
----------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ** Non income producing security - in default.
  ^ Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
  # SEC Rule 144A restriction.
 ## All or a portion of the security has been segregated as collateral for an open futures contract.
  < The rate shown represents an annualized yield at time of purchase.
(S) As of October 31, 2005, the fund had three securities representing $0 of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                     NET UNREALIZED
      CONTRACTS TO               SETTLEMENT                            CONTRACTS       APPRECIATION
     DELIVER/RECEIVE                   DATE     IN EXCHANGE FOR         AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------
SALES
---------------------------------------------------------------------------------------------------
AUD    1,340,000                   12/07/05          $1,019,308         $999,747           $19,561
EUR   26,650,530                   11/22/05          32,318,733       31,982,533           336,200
GBP    8,261,607         11/02/05 - 1/31/06          14,804,145       14,608,732           195,413
NZD    8,842,450                   12/07/05           6,092,678        6,166,148           (73,470)
---------------------------------------------------------------------------------------------------
                                                    $54,234,864      $53,757,160          $477,704
---------------------------------------------------------------------------------------------------
PURCHASES
---------------------------------------------------------------------------------------------------
AUD       15,077                12/07/05                $11,466          $11,249             $(217)
DKK1      67,499                11/15/05                 27,639           26,924              (715)
EUR    1,082,413                12/05/05              1,306,960        1,299,902            (7,058)
GBP    4,130,803                11/02/05              7,374,475        7,306,605           (67,870)
NOK    6,932,949                11/22/05              1,083,108        1,067,329           (15,779)
---------------------------------------------------------------------------------------------------
                                                     $9,803,648       $9,712,009          $(91,639)
---------------------------------------------------------------------------------------------------

At October 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $342,625 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2005
                                                                                        UNREALIZED
                                                                    EXPIRATION        APPRECIATION
                                   CONTRACTS            VALUE             DATE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Short)          10       $1,119,688           Dec-05            $(2,848)

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN      Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS     Treasury Inflation Protected Security
N/A      Strike price and first exercise date have not been made available by issuer.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD      Australian Dollar
CAD      Canadian Dollar
DKK      Danish Krone
EUR      Euro
GBP      British Pound
NOK      Norwegian Krone
NZD      New Zealand Dollar

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $341,261,775)               $342,201,789
Cash                                                                   1,394,154
Receivable for forward foreign currency exchange contracts               551,174
Receivable for investments sold                                        2,002,231
Receivable for fund shares sold                                          215,383
Interest and dividends receivable                                      5,415,788
Receivable from investment adviser                                        61,002
Other assets                                                               2,965
------------------------------------------------------------------------------------------------------
Total assets                                                                              $351,844,486
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $424,308
Payable for forward foreign currency exchange contracts                  165,109
Payable for forward foreign currency exchange contracts subject
to master netting agreements                                             342,625
Payable for daily variation margin on open futures contracts               1,563
Payable for investments purchased                                      2,749,234
Payable for fund shares reacquired                                       651,537
Payable to affiliates
  Management fee                                                          11,324
  Shareholder servicing costs                                             45,573
  Distribution and service fees                                           16,874
  Administrative services fee                                                345
Accrued expenses and other liabilities                                   180,195
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,588,687
------------------------------------------------------------------------------------------------------
Net assets                                                                                $347,255,799
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $421,282,413
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies              958,888
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (74,969,106)
Accumulated distributions in excess of net investment income             (16,396)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $347,255,799
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   52,337,277
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $196,672,412
  Shares outstanding                                                  29,503,002
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $6.67
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$6.67)                                                     $7.00
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $105,223,169
  Shares outstanding                                                  15,956,185
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.59
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $32,412,743
  Shares outstanding                                                   4,938,172
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.56
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $12,947,475
  Shares outstanding                                                   1,939,918
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $6.67
------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 10/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $22,853,404
  Dividends                                                                50,665
  Foreign taxes withheld                                                   (3,118)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $22,900,951
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,347,049
  Distribution and service fees                                         2,223,431
  Shareholder servicing costs                                             654,102
  Administrative services fee                                              42,014
  Independent trustees' compensation                                       15,959
  Custodian fee                                                           219,073
  Printing                                                                 95,050
  Postage                                                                  23,355
  Auditing fees                                                            52,586
  Legal fees                                                               11,908
  Shareholder solicitation expenses                                        25,648
  Miscellaneous                                                            80,715
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $5,790,890
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (28,352)
  Reduction of expenses by investment adviser                          (1,834,733)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $3,927,805
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $18,973,146
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $10,294,213
  Futures contracts                                                      (514,281)
  Foreign currency transactions                                        (1,106,807)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                        $8,673,125
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(20,781,964)
  Futures contracts                                                       404,419
  Translation of assets and liabilities in foreign currencies           1,141,385
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(19,236,160)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(10,563,035)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $8,410,111
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                               2005                     2004

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $18,973,146              $21,158,187
Net realized gain (loss) on investments and foreign
currency transactions                                               8,673,125                7,279,088
Net unrealized gain (loss) on investments and foreign
currency translation                                              (19,236,160)               4,508,242
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $8,410,111              $32,945,517
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(11,723,434)            $(11,527,423)
  Class B                                                          (6,438,530)              (7,428,777)
  Class C                                                          (1,905,524)              (2,061,458)
  Class I                                                            (807,911)                (687,080)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(20,875,399)            $(21,704,738)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(9,022,268)            $(30,796,574)
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $1,105                   $1,803
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(21,486,451)            $(19,553,992)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $368,742,250             $388,296,242
At end of period (including accumulated distributions
in excess of net investment income of $16,396 and
$2,295,382, respectively)                                        $347,255,799             $368,742,250
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                              YEARS ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                       2005             2004             2003             2002            2001
Net asset value, beginning of period                  $6.90            $6.69            $6.24            $6.46           $6.67
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                              $0.38            $0.40            $0.38            $0.41           $0.52
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.20)            0.22             0.46            (0.20)          (0.16)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.18            $0.62            $0.84            $0.21           $0.36
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.41)          $(0.41)          $(0.39)          $(0.39)         $(0.49)
  From paid-in capital                                   --               --               --            (0.04)          (0.08)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.41)          $(0.41)          $(0.39)          $(0.43)         $(0.57)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $6.67            $6.90            $6.69            $6.24           $6.46
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&*                                  2.68             9.57            13.81             3.39            5.54
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   1.34             1.32             1.32             1.40            1.80
Expenses after expense reductions##                    0.83             0.87             0.93             0.94            0.96
Net investment income(S)                               5.51             5.92             5.89             6.59            7.83
Portfolio turnover                                       63               64              136              147             153
Net assets at end of period (000 Omitted)          $196,672         $190,165         $190,926         $176,624        $184,482
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                              YEARS ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                       2005             2004             2003             2002            2001
Net asset value, beginning of period                  $6.83            $6.62            $6.18            $6.39           $6.61
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                              $0.33            $0.35            $0.34            $0.37           $0.47
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.21)            0.22             0.45            (0.19)          (0.17)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.12            $0.57            $0.79            $0.18           $0.30
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.36)          $(0.36)          $(0.35)          $(0.36)         $(0.45)
  From paid-in capital                                   --               --               --            (0.03)          (0.07)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.36)          $(0.36)          $(0.35)          $(0.39)         $(0.52)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $6.59            $6.83            $6.62            $6.18           $6.39
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&*                                  1.83             8.90            13.00             2.93            4.71
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   1.99             1.97             1.97             2.05            2.45
Expenses after expense reductions##                    1.48             1.52             1.58             1.59            1.61
Net investment income(S)                               4.89             5.27             5.25             5.95            7.22
Portfolio turnover                                       63               64              136              147             153
Net assets at end of period (000 Omitted)          $105,223         $130,075         $146,903         $146,096        $163,299
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                              YEARS ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                       2005             2004             2003             2002            2001
Net asset value, beginning of period                  $6.80            $6.59            $6.15            $6.37           $6.59
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                              $0.33            $0.35            $0.33            $0.37           $0.47
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.21)            0.22             0.45            (0.20)          (0.17)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.12            $0.57            $0.78            $0.17           $0.30
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.36)          $(0.36)          $(0.34)          $(0.36)         $(0.45)
  From paid-in capital                                   --               --               --            (0.03)          (0.07)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.36)          $(0.36)          $(0.34)          $(0.39)         $(0.52)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $6.56            $6.80            $6.59            $6.15           $6.37
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&*                                  1.81             8.91            13.04             2.78            4.73
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   1.99             1.98             1.97             2.05            2.45
Expenses after expense reductions##                    1.48             1.53             1.58             1.59            1.61
Net investment income(S)                               4.87             5.26             5.23             5.95            7.18
Portfolio turnover                                       63               64              136              147             153
Net assets at end of period (000 Omitted)           $32,413          $36,537          $40,703          $35,952         $40,787
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                              YEARS ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                       2005             2004             2003             2002            2001
Net asset value, beginning of period                  $6.91            $6.70            $6.25            $6.47           $6.68
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                              $0.40            $0.42            $0.40            $0.44           $0.55
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.20)            0.22             0.46            (0.21)          (0.17)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.20            $0.64            $0.86            $0.23           $0.38
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.44)          $(0.43)          $(0.41)          $(0.41)         $(0.51)
  From paid-in capital                                   --               --               --            (0.04)          (0.08)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.44)          $(0.43)          $(0.41)          $(0.45)         $(0.59)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $6.67            $6.91            $6.70            $6.25           $6.47
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&*                                     2.90             9.95            14.19             3.75            5.92
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   0.99             0.97             0.97             1.05            1.45
Expenses after expense reductions##                    0.48             0.52             0.58             0.59            0.61
Net investment income(S)                               5.86             6.28             6.23             6.93            8.21
Portfolio turnover                                       63               64              136              147             153
Net assets at end of period (000 Omitted)           $12,947          $11,965           $9,764          $10,029         $10,249
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
  * Certain expenses have been reduced without which performance would have been lower.
(S) Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Fund (the fund) is a non-diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts and futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, amortization and accretion on debt securities, derivatives, straddle loss deferrals, defaulted bonds, and wash sales.

The tax character of distributions declared for the years ended October 31, 2005 and October 31, 2004 was as follows:

                                             10/31/05       10/31/04

        Distributions declared from:
          Ordinary income                 $20,875,399    $21,704,738

During the year ended October 31, 2005, accumulated distributions in excess of net investment income decreased by $4,181,239, accumulated net realized loss on investments and foreign currency transactions increased by $3,511,322, and paid-in capital decreased by $669,917 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, and defaulted bonds. This change had no effect on the net assets or net asset value per share.

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                     $2,878,121
        Capital loss carryforward                        (70,418,377)
        Unrealized appreciation (depreciation)            (3,613,563)
        Other temporary differences                       (2,872,795)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

        EXPIRATION DATE

        October 31, 2006                                 $(9,245,930)
        October 31, 2007                                 (11,626,162)
        October 31, 2008                                  (3,849,634)
        October 31, 2009                                 (17,590,678)
        October 31, 2010                                 (28,105,973)
        -------------------------------------------------------------
        Total                                           $(70,418,377)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.40% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009.
For the year ended October 31, 2005, this waiver amounted to $902,999 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.40% of the fund's average daily net assets. The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.08% annually of the fund's average daily net assets. For the year ended October 31, 2005, this reduction amounted to $930,302 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until February 28, 2006.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $57,223 for the year ended October 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                          SERVICE
                                     TOTAL      ANNUAL        FEE  DISTRIBUTION
        DISTRIBUTION    SERVICE DISTRIBUTION EFFECTIVE   RETAINED   AND SERVICE
            FEE RATE   FEE RATE      PLAN(1)   RATE(2)  BY MFD(3)           FEE

Class A        0.10%      0.25%        0.35%     0.35%    $11,194      $678,686
Class B        0.75%      0.25%        1.00%     1.00%        470     1,191,834
Class C        0.75%      0.25%        1.00%     1.00%        529       352,911
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                 $2,223,431

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2005 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to May 14, 1991 are subject to a service fee of 0.15% annually.
(3) For the year ended October 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2005, were as follows:

                                                              AMOUNT

        Class A                                               $3,908
        Class B                                              147,194
        Class C                                                2,820

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2005, the fee was $385,766, which equated to 0.1069% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended October 31, 2005, these costs amounted to $156,936.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.0116% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $6,053. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $411. Both amounts are included in Independent trustees' compensation for the year ended October 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,432, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                         $33,196,497      $24,794,345
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $185,111,858     $219,071,692
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $345,815,352
          ----------------------------------------------------------
          Gross unrealized depreciation                 $(11,173,090)
          Gross unrealized appreciation                    7,559,527
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(3,613,563)

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  Year ended 10/31/05             Year ended 10/31/04
                                                SHARES          AMOUNT          SHARES          AMOUNT
CLASS A SHARES

Shares sold                                     7,084,535      $48,473,747      5,835,048      $39,675,485

Shares issued to shareholders in
reinvestment of distributions                   1,328,861        9,073,574      1,412,848        9,558,766
Shares reacquired                              (6,458,423)     (44,214,430)    (8,236,613)     (55,676,175)
-----------------------------------------------------------------------------------------------------------
Net change                                      1,954,973      $13,332,891       (988,717)     $(6,441,924)

CLASS B SHARES
Shares sold                                     2,563,239      $17,354,036      3,177,700      $21,382,554
Shares issued to shareholders in
reinvestment of distributions                     632,755        4,277,333        800,463        5,358,327
Shares reacquired                              (6,289,685)     (42,503,537)    (7,126,733)     (47,651,435)
-----------------------------------------------------------------------------------------------------------
Net change                                     (3,093,691)    $(20,872,168)    (3,148,570)    $(20,910,554)

CLASS C SHARES
Shares sold                                     1,175,188       $7,918,678      1,708,821      $11,379,196
Shares issued to shareholders in
reinvestment of distributions                     193,534        1,301,741        231,053        1,540,142
Shares reacquired                              (1,805,105)     (12,125,937)    (2,741,128)     (18,241,249)
-----------------------------------------------------------------------------------------------------------
Net change                                       (436,383)     $(2,905,518)      (801,254)     $(5,321,911)

CLASS I SHARES
Shares sold                                       612,319       $4,182,602        556,653       $3,796,259
Shares issued to shareholders in
reinvestment of distributions                     117,226          801,159        108,319          733,832
Shares reacquired                                (520,680)      (3,561,234)      (391,402)      (2,652,276)
-----------------------------------------------------------------------------------------------------------
Net change                                        208,865       $1,422,527        273,570       $1,877,815

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2005 was $1,745, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VIII and Shareholders of
MFS Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Income Fund (the Fund) (one of the portfolios comprising MFS Series Trust VIII), including the portfolio of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Income Fund at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                               /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 13, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 2, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts
02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director
OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/19/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                         CUSTODIAN
Massachusetts Financial Services Company                   State Street Bank and Trust Company
500 Boylston Street, Boston, MA                            225 Franklin Street, Boston, MA 02110
02116-3741
                                                           INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                Ernst & Young LLP
500 Boylston Street, Boston, MA                            200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
James Calmas
Robert Persons
Scott Richards
Matthew Ryan
Erik Weisman

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 67th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 55th percentile for the one-year period and the 73rd percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the replacement of the Fund's primary portfolio manager in 2004 and the addition of a portfolio manager in May of 2005. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the Fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFO-ANN-12/05 33M

MFS(R) GLOBAL GROWTH FUND                                              10/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             16
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    26
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           35
---------------------------------------------------
TRUSTEES AND OFFICERS                            36
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    41
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            45
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   45
---------------------------------------------------
FEDERAL TAX INFORMATION                          45
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER

---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION,bmark,title="Portfolio Composition"

              Stocks                                     99.9%
              Preferred Stock                             1.1%
              Cash & Other Net Assets                    (1.0)%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                1.7%
              ------------------------------------------------
              TOTAL S.A.                                  1.6%
              ------------------------------------------------
              Roche Holding AG                            1.6%
              ------------------------------------------------
              Johnson & Johnson                           1.5%
              ------------------------------------------------
              AEON Credit Service Co. Ltd.                1.5%
              ------------------------------------------------
              GlaxoSmithKline PLC                         1.5%
              ------------------------------------------------
              Reckitt Benckiser PLC                       1.5%
              ------------------------------------------------
              Vodafone Group PLC                          1.5%
              ------------------------------------------------
              Intel Corp.                                 1.4%
              ------------------------------------------------
              Telefonica S.A.                             1.3%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 16.4%
              ------------------------------------------------
              Health Care                                16.1%
              ------------------------------------------------
              Financial Services                         14.0%
              ------------------------------------------------
              Leisure                                     8.0%
              ------------------------------------------------
              Utilities & Communications                  7.5%
              ------------------------------------------------
              Energy                                      7.1%
              ------------------------------------------------
              Consumer Staples                            6.7%
              ------------------------------------------------
              Retailing                                   6.7%
              ------------------------------------------------
              Basic Materials                             6.6%
              ------------------------------------------------
              Industrial Goods & Services                 5.2%
              ------------------------------------------------
              Autos & Housing                             3.4%
              ------------------------------------------------
              Special Products & Services                 2.2%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              34.2%
              ------------------------------------------------
              Great Britain                              14.0%
              ------------------------------------------------
              Japan                                      13.0%
              ------------------------------------------------
              France                                      9.0%
              ------------------------------------------------
              Switzerland                                 5.5%
              ------------------------------------------------
              Brazil                                      3.3%
              ------------------------------------------------
              Spain                                       2.7%
              ------------------------------------------------
              Canada                                      2.4%
              ------------------------------------------------
              Mexico                                      2.1%
              ------------------------------------------------
              Other                                      13.8%
              ------------------------------------------------

The fund's negative cash balance is due to either the timing of trade settlements or the portfolio's use of forwards, futures, or options.

Percentages are based on net assets as of 10/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2005, Class A shares of the MFS Global Growth Fund provided a total return of 13.18%, at net asset value. In comparison, the fund's benchmarks, the MSCI All Country World Growth Index and the MSCI World Growth Index returned 14.48% and 13.40%, respectively.

DETRACTORS FROM PERFORMANCE

The financial services, energy, technology, and health care sectors were the principal detractors from performance relative to the benchmark during the reporting period. While overweighting the financial services sector helped performance, stock selection held back the sector's overall results. No individual stocks in this sector were among the fund's top detractors. Stock selection in the energy sector also hurt performance, although again no energy stocks were among the top detractors.

Although our underweighted position in technology did help relative performance, weak stock selection resulted in the technology sector being a relative detractor versus the benchmark. Canadian wireless solutions developer Research In Motion (RIM)* (not an index constituent), and Japanese electronic devices manufacturer Seiko Epson* were among the top detractors in this sector. Not owning the strong-performing PC maker Apple Computer also hurt results.

In the health care sector, our underweighted position in the group held back results. Our holdings in dermatological treatment company Medicis* (not an index constituent) dampened results. Not holding strong-performing health care insurer UnitedHealth and biotech firm Genentech also proved unfavorable.

Stocks in other sectors that hampered relative results included UK-based retailer NEXT PLC and home improvement store operator Kingfisher*, German pay-TV operator Premiere*, and media giant Viacom (not an index constituent).

During the reporting period, our currency exposure was a significant detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity, and as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

The basic materials, consumer staples, and industrial goods and services sectors were the primary contributors to the fund's relative performance. In basic materials, a combination of stock selection and an overweighted position in the group aided relative results. Brazilian iron ore miner Companhia Vale do Rio Doce and agrichemical products supplier Monsanto*, neither of which are held in the benchmark, were among the fund's top contributors.

Stock selection in consumer staples was positive for relative results. Brazilian brewer Companhia de Bebidas das Americas (not an index constituent) was among the top contributors during the period. Stock selection in the industrial goods and services also aided results, although no individual stocks in this sector were among the fund's top contributors.

Stocks in other sectors that boosted results included Israel's generic drug manufacturer Teva Pharmaceuticals (not an index constituent) and Mexican cement producer CEMEX S.A. (not an index constituent). Not holding the poor-performing IBM also aided relative results during the period. Although the energy sector was an overall detractor from relative performance, there were some bright spots, particularly our positions in EnCana and Reliance Industries Ltd.

Respectfully,

Barry Dargan                            Nicholas Smithie
Portfolio Manager                       Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE
DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                 MFS Global        MSCI All
               Growth Fund --    Country World       MSCI World
                   Class A       Growth Index       Growth Index

        10/95     $ 9,425          $10,000            $10,000
        10/96      10,907           10,000             11,589
        12/96      12,560           10,000             13,420
        10/97      12,563           11,104             13,420
        10/98      12,313           13,163             16,270
        10/99      17,008           17,060             20,952
        10/00      21,637           16,537             20,325
        10/01      14,950           11,228             13,756
        10/02      13,035            9,889             11,999
        10/03      16,281           12,019             14,459
        10/04      18,186           13,055             15,676
        10/05      20,582           14,945             17,776

TOTAL RETURNS THROUGH 10/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class        Class inception date        1-yr       5-yr       10-yr
------------------------------------------------------------------------------
         A                   11/18/93             13.18%     -1.00%      8.12%
------------------------------------------------------------------------------
         B                   11/18/93             12.31%     -1.73%      7.31%
------------------------------------------------------------------------------
         C                    1/03/94             12.31%     -1.75%      7.31%
------------------------------------------------------------------------------
         I                    1/02/97             13.41%     -0.77%      8.37%
------------------------------------------------------------------------------
         R                   12/31/02             12.84%     -1.14%      8.04%
------------------------------------------------------------------------------
        R1                    4/01/05             12.19%     -1.75%      7.30%
------------------------------------------------------------------------------
        R2                    4/01/05             12.37%     -1.72%      7.32%
------------------------------------------------------------------------------
        R3                   10/31/03             12.59%     -1.63%      7.37%
------------------------------------------------------------------------------
        R4                    4/01/05             13.06%     -1.01%      8.11%
------------------------------------------------------------------------------
        R5                    4/01/05             13.23%     -0.99%      8.13%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average global multi-cap growth fund+             14.99%      1.10%      9.74%
------------------------------------------------------------------------------
MSCI All Country World Growth Index#(S)           14.48%     -2.00%         --
------------------------------------------------------------------------------
MSCI World Growth Index#                          13.40%     -2.64%      5.92%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
------------------------------------------------------------------------------
         A                                         6.67%     -2.16%      7.49%
------------------------------------------------------------------------------
         B                                         8.31%     -2.04%      7.31%
------------------------------------------------------------------------------
         C                                        11.31%     -1.75%      7.31%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.
(S) Returns for the MSCI All Country World Growth Index are not available for periods prior to January 1, 1997.

INDEX DEFINITIONS

MSCI All Country World Growth Index - is a market capitalization index that is designed to measure equity market performance for growth securities in the global developed and emerging markets.

MSCI World Growth Index - is a market capitalization index that is designed to measure global developed market equity performance for growth securities.

Note to Shareholders: Returns for the MSCI All Country World Growth Index are not available for periods prior to January 1, 1997. Therefore, the MSCI World Growth Index has been included to supplement the index performance since the fund's inception date.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for Classes I, R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     5/01/05-
Share Class                 Ratio       5/01/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           1.58%     $1,000.00       $1,091.20         $8.33
    A      ---------------------------------------------------------------------
           Hypothetical*    1.58%     $1,000.00       $1,017.24         $8.03
--------------------------------------------------------------------------------
           Actual           2.33%     $1,000.00       $1,087.10        $12.26
    B     ----------------------------------------------------------------------
           Hypothetical*    2.33%     $1,000.00       $1,013.46        $11.82
--------------------------------------------------------------------------------
           Actual           2.33%     $1,000.00       $1,086.70        $12.25
    C      ---------------------------------------------------------------------
           Hypothetical*    2.33%     $1,000.00       $1,013.46        $11.82
--------------------------------------------------------------------------------
           Actual           1.33%     $1,000.00       $1,092.40         $7.01
    I      ---------------------------------------------------------------------
           Hypothetical*    1.33%     $1,000.00       $1,018.50         $6.77
--------------------------------------------------------------------------------
    R      Actual           1.83%     $1,000.00       $1,089.60         $9.64
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    1.83%     $1,000.00       $1,015.98         $9.30
--------------------------------------------------------------------------------
           Actual           2.51%     $1,000.00       $1,085.90        $13.20
    R1     ---------------------------------------------------------------------
           Hypothetical*    2.51%     $1,000.00       $1,012.55        $12.73
--------------------------------------------------------------------------------
           Actual           2.19%     $1,000.00       $1,087.60        $11.52
    R2     ---------------------------------------------------------------------
           Hypothetical*    2.19%     $1,000.00       $1,014.17        $11.12
--------------------------------------------------------------------------------
    R3     Actual           2.07%     $1,000.00       $1,088.90        $10.90
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    2.07%     $1,000.00       $1,014.77        $10.51
--------------------------------------------------------------------------------
           Actual           1.73%     $1,000.00       $1,090.70         $9.12
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.73%     $1,000.00       $1,016.48         $8.79
--------------------------------------------------------------------------------
           Actual           1.43%     $1,000.00       $1,091.70         $7.54
    R5     ---------------------------------------------------------------------
           Hypothetical*    1.43%     $1,000.00       $1,018.00         $7.27
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3's retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.43%, 2.07% and 1.98% for Class R1, Class R2 and Class R3, respectively, and the actual expenses paid during the period would have been approximately $12.78, $10.90, and $10.43 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 99.9%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
Aerospace - 0.6%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        41,550     $  2,516,268
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
----------------------------------------------------------------------------------------------------
Pernod Ricard^                                                               16,870     $  2,950,276
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.0%
----------------------------------------------------------------------------------------------------
Burberry Group PLC                                                          278,950     $  1,892,269
LVMH Moet Hennessy Louis Vuitton S.A.^                                       51,180        4,143,983
Toray Industries, Inc.                                                      383,000        2,119,459
                                                                                        ------------
                                                                                        $  8,155,711
----------------------------------------------------------------------------------------------------
Automotive - 2.4%
----------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                               50,100     $  2,156,059
Harley-Davidson, Inc.^                                                       33,500        1,659,255
Kongsberg Automotive A.S.A.*                                                198,290        1,524,721
Toyota Motor Corp.                                                           95,300        4,348,382
                                                                                        ------------
                                                                                        $  9,688,417
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.6%
----------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                 80,100     $  6,256,576
Aiful Corp.                                                                  39,650        2,953,946
American Express Co.                                                         84,710        4,216,017
Anglo Irish Bank Corp. PLC                                                  155,430        2,105,259
DEPFA Bank PLC                                                              170,040        2,649,639
Erste Bank der Oesterreichischen Sparkassen AG                               70,230        3,653,463
Nedbank Group Ltd.                                                          289,800        3,688,505
Royal Bank of Scotland Group PLC                                            146,286        4,046,975
Shinsei Bank Ltd.                                                           465,000        2,693,104
Standard Chartered PLC                                                      204,760        4,295,571
Takefuji Corp.                                                               29,130        2,030,026
UBS AG                                                                       56,595        4,801,575
                                                                                        ------------
                                                                                        $ 43,390,656
----------------------------------------------------------------------------------------------------
Biotechnology - 2.0%
----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                 59,230     $  4,487,265
Genzyme Corp.*                                                               24,980        1,806,054
Gilead Sciences, Inc.*                                                       44,320        2,094,120
                                                                                        ------------
                                                                                        $  8,387,439
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.3%
----------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                     62,260     $  4,551,206
PagesJaunes S.A.^                                                           122,220        3,149,728
Viacom, Inc., "B"                                                            62,310        1,929,741
Walt Disney Co.                                                             177,410        4,323,482
WPP Group PLC                                                               369,880        3,631,156
                                                                                        ------------
                                                                                        $ 17,585,313
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.9%
----------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                                   12,102     $    450,436
Franklin Resources, Inc.                                                     44,970        3,973,999
Goldman Sachs Group, Inc.                                                    41,970        5,303,749
Julius Baer Holding Ltd.                                                     27,756        2,150,544
                                                                                        ------------
                                                                                        $ 11,878,728
----------------------------------------------------------------------------------------------------
Business Services - 2.2%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                         123,260     $  3,242,971
Amdocs Ltd.*                                                                 61,320        1,623,140
Getty Images, Inc.^*                                                         50,340        4,178,723
                                                                                        ------------
                                                                                        $  9,044,834
----------------------------------------------------------------------------------------------------
Chemicals - 0.4%
----------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                           95,820     $  1,628,940
----------------------------------------------------------------------------------------------------
Computer Software - 2.1%
----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                               377,200     $  4,782,896
Symantec Corp.*                                                             160,654        3,831,598
                                                                                        ------------
                                                                                        $  8,614,494
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.1%
----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                 137,040     $  4,368,835
----------------------------------------------------------------------------------------------------
Construction - 1.0%
----------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR^                                                     81,163     $  4,226,157
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.1%
----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                          60,210     $  1,625,068
Colgate-Palmolive Co.                                                        53,780        2,848,189
L'Oreal S.A.                                                                 28,200        2,073,748
Reckitt Benckiser PLC                                                       201,690        6,089,883
                                                                                        ------------
                                                                                        $ 12,636,888
----------------------------------------------------------------------------------------------------
Electrical Equipment - 3.0%
----------------------------------------------------------------------------------------------------
Keyence Corp.                                                                 8,200     $  1,877,104
MSC Industrial Direct Co., Inc., "A"^                                        48,230        1,841,421
Nidec Corp.                                                                  20,800        1,213,594
Nidec Corp.                                                                  20,800        1,152,825
Nitto Denko Corp.                                                            57,400        3,457,564
Schneider Electric S.A.^                                                     33,607        2,761,401
                                                                                        ------------
                                                                                        $ 12,303,909
----------------------------------------------------------------------------------------------------
Electronics - 8.5%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                         53,860     $  1,873,251
CANON, Inc.                                                                  77,000        4,016,241
Intel Corp.                                                                 239,420        5,626,370
KLA-Tencor Corp.                                                             49,360        2,284,874
Murata Manufacturing Co. Ltd.^                                               41,500        2,057,615
Nippon Electric Glass Co. Ltd.^                                             154,000        2,931,128
Ricoh Co. Ltd.                                                              189,000        2,986,647
Royal Philips Electronics N.V.                                              137,810        3,601,053
Samsung Electronics Co. Ltd.                                                 13,410        7,090,345
USHIO America, Inc.^                                                        136,000        2,524,253
                                                                                        ------------
                                                                                        $ 34,991,777
----------------------------------------------------------------------------------------------------
Energy - Independent - 4.3%
----------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                              40,610     $  1,660,154
CNOOC Ltd.                                                                6,595,000        4,253,741
EnCana Corp.                                                                 58,810        2,688,457
Norsk Hydro A.S.A.                                                           19,200        1,922,215
Reliance Industries Ltd.                                                    255,810        4,340,597
Talisman Energy, Inc.                                                        61,260        2,712,813
                                                                                        ------------
                                                                                        $ 17,577,977
----------------------------------------------------------------------------------------------------
Energy - Integrated - 2.8%
----------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                  71,694     $  4,760,482
TOTAL S.A.^                                                                  26,220        6,581,149
                                                                                        ------------
                                                                                        $ 11,341,631
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.9%
----------------------------------------------------------------------------------------------------
Groupe Danone^                                                               35,210     $  3,591,600
Nestle S.A.                                                                  15,994        4,758,607
PepsiCo, Inc.                                                                62,280        3,679,502
                                                                                        ------------
                                                                                        $ 12,029,709
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
----------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR^                                                 104,640     $  4,007,712
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
----------------------------------------------------------------------------------------------------
Hilton Group PLC                                                            366,070     $  2,196,722
William Hill Organization Ltd.                                              192,130        1,816,494
                                                                                        ------------
                                                                                        $  4,013,216
----------------------------------------------------------------------------------------------------
General Merchandise - 1.0%
----------------------------------------------------------------------------------------------------
Target Corp.                                                                 74,370     $  4,141,665
----------------------------------------------------------------------------------------------------
Insurance - 0.5%
----------------------------------------------------------------------------------------------------
Ace Ltd.                                                                     41,000     $  2,136,100
----------------------------------------------------------------------------------------------------
Internet - 1.7%
----------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                  80,970     $  3,206,412
Yahoo!, Inc.*                                                               104,900        3,878,153
                                                                                        ------------
                                                                                        $  7,084,565
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.8%
----------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                       55,730     $  3,169,922
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.6%
----------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                          62,700     $  1,147,961
Fanuc Ltd.                                                                   27,000        2,111,278
Precision Castparts Corp.                                                     3,390          160,550
Sandvik AB^                                                                  67,250        3,241,066
                                                                                        ------------
                                                                                        $  6,660,855
----------------------------------------------------------------------------------------------------
Medical Equipment - 5.2%
----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.*                                               57,500     $  2,051,600
Alcon, Inc.                                                                  15,950        2,119,755
Cytyc Corp.*                                                                 79,530        2,016,086
Discovery Partners International, Inc.*                                         120              346
Medtronic, Inc.                                                              64,120        3,633,039
Smith & Nephew PLC                                                          504,310        4,263,993
Straumann Holding AG^                                                         9,550        2,223,511
Synthes, Inc.                                                                21,600        2,284,430
Zimmer Holdings, Inc.*                                                       42,090        2,684,079
                                                                                        ------------
                                                                                        $ 21,276,839
----------------------------------------------------------------------------------------------------
Metals & Mining - 3.0%
----------------------------------------------------------------------------------------------------
Aber Diamond Corp.##                                                         65,220     $  2,042,870
Aber Diamond Corp.                                                           27,000          845,714
BHP Billiton Ltd.                                                           257,300        3,989,016
Companhia Vale do Rio Doce, ADR                                             130,560        5,396,045
                                                                                        ------------
                                                                                        $ 12,273,645
----------------------------------------------------------------------------------------------------
Network & Telecom - 1.9%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                        285,310     $  4,978,660
QUALCOMM, Inc.                                                               75,300        2,993,928
                                                                                        ------------
                                                                                        $  7,972,588
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.1%
----------------------------------------------------------------------------------------------------
EMC Corp.*                                                                  161,100     $  2,248,957
Network Appliance, Inc.*                                                     85,950        2,351,592
                                                                                        ------------
                                                                                        $  4,600,549
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.9%
----------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                              85,950     $  3,850,988
Chugai Pharmaceutical Co. Ltd.^                                              94,100        2,053,826
Eli Lilly & Co.                                                              75,410        3,754,664
GlaxoSmithKline PLC                                                         240,000        6,236,259
Johnson & Johnson                                                           101,490        6,355,304
Roche Holding AG                                                             43,430        6,480,934
Sanofi-Aventis^                                                              38,480        3,081,086
Teva Pharmaceutical Industries Ltd., ADR^                                   125,860        4,797,783
                                                                                        ------------
                                                                                        $ 36,610,844
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
----------------------------------------------------------------------------------------------------
Yell Group PLC                                                              424,040     $  3,319,030
----------------------------------------------------------------------------------------------------
Restaurants - 1.1%
----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                                    53,380     $  2,010,291
Starbucks Corp.*                                                             92,660        2,620,425
                                                                                        ------------
                                                                                        $  4,630,716
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.2%
----------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                       202,000     $  2,176,653
Kaneka Corp.                                                                161,000        1,983,880
L'Air Liquide S.A., Bearer Shares^                                           26,747        4,863,546
                                                                                        ------------
                                                                                        $  9,024,079
----------------------------------------------------------------------------------------------------
Specialty Stores - 3.7%
----------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                        273,500     $  1,938,703
Industria de Diseno Textil S.A.                                              73,340        2,170,473
Lowe's Cos., Inc.                                                            30,530        1,855,308
NEXT PLC                                                                    150,793        3,558,181
Nishimatsuya Chain Co. Ltd.^                                                 59,900        2,264,748
PETsMART, Inc.                                                              143,450        3,371,075
                                                                                        ------------
                                                                                        $ 15,158,488
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.4%
----------------------------------------------------------------------------------------------------
MTN Group Ltd.                                                              551,180     $  4,102,507
Vodafone Group PLC                                                        2,273,790        5,962,606
                                                                                        ------------
                                                                                        $ 10,065,113
----------------------------------------------------------------------------------------------------
Telephone Services - 3.3%
----------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                             38,929     $  1,771,765
Sprint Nextel Corp.                                                         175,820        4,098,364
Telefonica S.A.                                                             341,464        5,447,727
Telenor A.S.A.                                                              238,560        2,329,652
                                                                                        ------------
                                                                                        $ 13,647,508
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
----------------------------------------------------------------------------------------------------
Iberdrola S.A.                                                              122,040     $  3,267,967
Suez S.A.^                                                                  146,226        3,961,187
                                                                                        ------------
                                                                                        $  7,229,154
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $360,443,025)                                            $410,340,547
----------------------------------------------------------------------------------------------------

Preferred Stock - 1.1%
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.1%
----------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^
(Identified Cost, $3,013,798)                                               122,540     $  4,350,170
----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 15.7%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                          64,697,636     $ 64,697,636
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $428,154,459).SM.                                   $479,388,353
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (16.7)%                                                 (68,677,657)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $410,710,696
----------------------------------------------------------------------------------------------------
 ## SEC Rule 144A restriction.
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(S) As of October 31, 2005 the fund had one security representing $2,042,870 and 0.5% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $62,084,733 of securities
on loan (identified cost, $428,154,459)                            $479,388,353
Cash                                                                      1,968
Foreign currency, at value (identified cost, $29,900)                    29,917
Receivable for investments sold                                       5,134,409
Receivable for fund shares sold                                         202,774
Interest and dividends receivable                                       396,311
Other assets                                                              7,938
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $485,161,670
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Notes payable                                                        $2,345,000
Payable for investments purchased                                     4,945,243
Payable for fund shares reacquired                                    2,060,423
Collateral for securities loaned, at value                           64,697,636
Payable to affiliates
  Management fee                                                         30,078
  Shareholder servicing costs                                            87,712
  Distribution and service fees                                          14,922
  Administrative services fee                                               345
  Retirement plan administration and services fees                           15
Accrued expenses and other liabilities                                  269,600
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $74,450,974
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $410,710,696
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $495,440,023
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          51,223,582
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (135,908,975)
Accumulated net investment loss                                         (43,934)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $410,710,696
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    20,762,711
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $290,255,968
  Shares outstanding                                                 14,443,647
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $20.10
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$20.10 of net asset
  value per share)                                                                               $21.33
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $87,768,720
  Shares outstanding                                                  4,624,888
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.98
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $20,924,261
  Shares outstanding                                                  1,112,698
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.80
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $7,233,293
  Shares outstanding                                                    353,561
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $20.46
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,640,719
  Shares outstanding                                                    182,526
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $19.95
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $103,545
  Shares outstanding                                                      5,461
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.96
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $213,319
  Shares outstanding                                                     11,233
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.99
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $465,663
  Shares outstanding                                                     23,461
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $19.85
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $52,558
  Shares outstanding                                                      2,618
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $20.08
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $52,650
  Shares outstanding                                                      2,618
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $20.11
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 10/31/05

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $7,389,827
  Interest                                                               352,722
  Foreign taxes withheld                                                (458,096)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $7,284,453
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $3,971,206
  Distribution and service fees                                        2,323,818
  Shareholder servicing costs                                            991,113
  Administrative services fee                                             50,498
  Retirement plan administration and services fees                         1,549
  Independent trustees' compensation                                      15,931
  Custodian fee                                                          397,561
  Printing                                                                99,541
  Postage                                                                 28,234
  Auditing fees                                                           60,534
  Legal fees                                                              12,479
  Registration fees                                                      115,722
  Shareholder solicitation expenses                                       43,774
  Miscellaneous                                                          137,130
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $8,249,090
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (17,057)
  Reduction of expenses by investment adviser and distributor           (309,068)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $7,922,965
------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $(638,512)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $27,691 country tax)               $63,781,834
  Foreign currency transactions                                         (230,903)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $63,550,931
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $(8,809,798)
  Translation of assets and liabilities in foreign currencies            (48,522)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(8,858,320)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $54,692,611
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $54,054,099
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                             2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                                $(638,512)               $(1,300,236)
Net realized gain (loss) on investments and foreign
currency transactions                                             63,550,931                 74,526,809
Net unrealized gain (loss) on investments and foreign
currency translation                                              (8,858,320)               (23,437,280)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $54,054,099                $49,789,293
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(86,835,314)              $(73,285,854)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $4,341                     $6,574
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(32,776,874)              $(23,489,987)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                          $443,487,570               $466,977,557

At end of period (including accumulated net investment
loss of $43,934 and $47,967, respectively)                      $410,710,696               $443,487,570
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                        YEARS ENDED 10/31
                                        --------------------------------------------------------------------------------------
                                             2005               2004                 2003               2002              2001
Net asset value, beginning of
period                                     $17.76             $15.91               $12.73             $14.60            $27.51
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#             $0.01             $(0.01)               $0.04             $(0.01)           $(0.03)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                           2.33               1.86                 3.14              (1.86)            (6.91)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $2.34              $1.85                $3.18             $(1.87)           $(6.94)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                $--                $--                  $--                $--            $(5.97)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $20.10             $17.76               $15.91             $12.73            $14.60
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                     13.18              11.70[+]^^^^         24.90^^^          (12.81)           (30.91)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                 1.69               1.70                 1.69               1.67              1.62
Expenses after expense
reductions##                                 1.59               1.60                 1.59               1.57              1.52
Net investment income (loss)                 0.07              (0.04)                0.30              (0.08)            (0.17)
Portfolio turnover                             92                163                   93                130               112
Net assets at end of period
(000 Omitted)                            $290,256           $304,348             $306,333           $269,893          $268,548
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                        YEARS ENDED 10/31
                                        --------------------------------------------------------------------------------------
                                             2005               2004                 2003               2002              2001
Net asset value, beginning of
period                                     $16.90             $15.25               $12.29             $14.21            $26.87
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                     $(0.13)            $(0.13)              $(0.06)            $(0.13)           $(0.16)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                           2.21               1.78                 3.02              (1.79)            (6.74)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $2.08              $1.65                $2.96             $(1.92)           $(6.90)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                $--                $--                  $--                $--            $(5.76)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $18.98             $16.90               $15.25             $12.29            $14.21
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                     12.31              10.82[+]^^^^         24.08^^^          (13.51)           (31.39)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                 2.34               2.35                 2.34               2.32              2.27
Expenses after expense
reductions##                                 2.34               2.35                 2.34               2.32              2.27
Net investment loss                         (0.70)             (0.81)               (0.47)             (0.89)            (0.92)
Portfolio turnover                             92                163                   93                130               112
Net assets at end of period
(000 Omitted)                             $87,769           $108,750             $129,229           $133,525          $268,518
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                        YEARS ENDED 10/31
                                        --------------------------------------------------------------------------------------
                                             2005               2004                 2003               2002              2001
Net asset value, beginning of
period                                     $16.74             $15.11               $12.18             $14.08            $26.74
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                     $(0.13)            $(0.13)              $(0.06)            $(0.13)           $(0.16)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                           2.19               1.76                 2.99              (1.77)            (6.70)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $2.06              $1.63                $2.93             $(1.90)           $(6.86)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                $--                $--                  $--                $--            $(5.80)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $18.80             $16.74               $15.11             $12.18            $14.08
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                     12.31              10.79[+]^^^^         24.06^^^          (13.49)           (31.45)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                 2.34               2.35                 2.34               2.32              2.27
Expenses after expense
reductions##                                 2.34               2.35                 2.34               2.32              2.27
Net investment loss                         (0.69)             (0.81)               (0.47)             (0.91)            (0.92)
Portfolio turnover                             92                163                   93                130               112
Net assets at end of period
(000 Omitted)                             $20,924            $21,945              $24,777            $24,035           $44,241
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                        YEARS ENDED 10/31
                                        --------------------------------------------------------------------------------------
                                             2005               2004                 2003               2002              2001
Net asset value, beginning of
period                                     $18.04             $16.11               $12.86             $14.71            $27.71
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                    $0.06              $0.04                $0.07              $0.02             $0.01
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                           2.36               1.89                 3.18              (1.87)            (6.97)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $2.42              $1.93                $3.25             $(1.85)           $(6.96)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                $--                $--                  $--                $--            $(6.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $20.46             $18.04               $16.11             $12.86            $14.71
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                        13.41              11.98[+]^^^^         25.27^^^          (12.64)           (30.77)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                 1.34               1.34                 1.33               1.32              1.27
Expenses after expense
reductions##                                 1.34               1.34                 1.33               1.32              1.27
Net investment income                        0.31               0.21                 0.53               0.16              0.08
Portfolio turnover                             92                163                   93                130               112
Net assets at end of period
(000 Omitted)                              $7,233             $7,011               $6,249             $5,207            $6,085
------------------------------------------------------------------------------------------------------------------------------

CLASS R
                                                                                         YEARS ENDED 10/31
                                                                           --------------------------------------------------
                                                                               2005               2004                 2003**
Net asset value, beginning of period                                         $17.68             $15.87                 $12.63
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                              $(0.03)            $(0.02)                 $0.03
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                         2.30               1.83                   3.21
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              $2.27              $1.81                  $3.24
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $19.95             $17.68                 $15.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                          12.84               11.41[+]^^^^          25.65^^^++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                           1.85               1.83                   1.78+
Expenses after expense reductions##                                            1.85               1.83                   1.78+
Net investment income (loss)                                                  (0.16)             (0.10)                  0.21+
Portfolio turnover                                                               92                163                     93
Net assets at end of period (000 Omitted)                                    $3,641             $1,194                   $385
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          CLASS R1                CLASS R2
                                                                         YEAR ENDED              YEAR ENDED
                                                                         10/31/05**              10/31/05**
Net asset value, beginning of period                                       $18.12                  $18.12
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss#                                                     $(0.08)                 $(0.08)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                       0.92^                   0.95^
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.84                   $0.87
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $18.96                  $18.99
---------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                         4.64++                  4.80++
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                         2.54+                   2.24+
Expenses after expense reductions##                                          2.52+                   2.20+
Net investment loss                                                         (0.77)+                 (0.71)+
Portfolio turnover                                                             92                      92
Net assets at end of period (000 Omitted)                                    $104                    $213
---------------------------------------------------------------------------------------------------------------------

CLASS R3
                                                                                 YEARS ENDED 10/31
                                                                     ------------------------------------------------
                                                                        2005                       2004
Net asset value, beginning of period                                   $17.63                    $15.87
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss#                                                 $(0.06)                   $(0.07)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                   2.28                      1.83
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $2.22                     $1.76
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $19.85                    $17.63
---------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                    12.59                     11.09[+]^^^^
---------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                     2.10                      2.08
Expenses after expense reductions##                                      2.09                      2.08
Net investment loss                                                     (0.29)                    (0.45)
Portfolio turnover                                                         92                       163
Net assets at end of period (000 Omitted)                                $466                      $239
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                          CLASS R4               CLASS R5
                                                                         YEAR ENDED             YEAR ENDED
                                                                         10/31/05**             10/31/05**
Net asset value, beginning of period                                       $19.10                  $19.10
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------
  Net investment income#                                                    $0.02                   $0.06
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                       0.96^                   0.95^
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.98                   $1.01
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $20.08                  $20.11
-----------------------------------------------------------------------------------------------------------
Total return (%)&***                                                         5.13++                  5.29++
-----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                         1.75+                   1.45+
Expenses after expense reductions##                                          1.75+                   1.45+
Net investment income                                                        0.20+                   0.50+
Portfolio turnover                                                             92                      92
Net assets at end of period (000 Omitted)                                     $53                     $53
-----------------------------------------------------------------------------------------------------------
Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

  ** For the period from the class" inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1,
     R2, R4, and R5) through the stated period end.
 *** Certain expenses have been reduced without which performance would have been lower.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
   ^ The per share amount is not in accordance with the net realized and unrealized gain/ loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
^^^  The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended
     October 31, 2003 for Class A, Class B, Class C, Class I and Class R would have been 0.47%, 0.56%,
     0.58%, 0.54%, and 0.55% lower, respectively.
^^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended
     October 31, 2004 for Class A, Class B, Class C, Class I, Class R and Class R3 would have been 0.05%,
     0.05%, 0.06%, 0.05%, 0.06%, and 0.05% lower, respectively.
 [+] The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
 (+) Total returns do not include any applicable sales charges.
   & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 19, 2004 the fund received the remaining cash settlement in the amount of $235,375, recorded as a realized gain on investment transactions.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2005 the fund's custodian fees were reduced by $15,584 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2005 the fund's miscellaneous expenses were reduced by $1,473 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses, wash sales, and foreign taxes.

The fund paid no distributions for the years ended October 31, 2005 and October 31, 2004.

During the year ended October 31, 2005 accumulated net investment loss decreased by $642,545 accumulated net realized loss on investments and foreign currency transactions decreased by $258,594, and paid-in capital decreased by $901,139 due to differences between book and tax accounting foreign currency transactions, net operating losses, and foreign taxes. This change had no effect on the net assets or net asset value per share.

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                $(135,205,196)
          Unrealized appreciation (depreciation)      50,530,115
          Other temporary differences                    (54,246)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          October 31, 2009                          $(26,094,462)
          October 31, 2010                           (95,953,969)
          October 31, 2011                           (13,156,765)
          ------------------------------------------------------
          Total                                    $(135,205,196)

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

       First $1 billion of average daily net assets         0.90%
       Next $1 billion of average daily net assets          0.75%
       Average daily net assets in excess of $2 billion     0.65%

The management fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $22,012 for the year ended October 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:


                                      TOTAL     ANNUAL SERVICE FEE DISTRIBUTION
        DISTRIBUTION    SERVICE DISTRIBUTION EFFECTIVE    RETAINED  AND SERVICE
            FEE RATE   FEE RATE      PLAN(1)   RATE(2)   BY MFD(3)          FEE

Class A        0.10%      0.25%        0.35%     0.25%     $19,351   $1,076,027
Class B        0.75%      0.25%        1.00%     1.00%       1,992    1,009,668
Class C        0.75%      0.25%        1.00%     1.00%       2,038      221,678
Class R        0.25%      0.25%        0.50%     0.50%          13       13,665
Class R1       0.50%      0.25%        0.75%     0.75%         190          296
Class R2       0.25%      0.25%        0.50%     0.50%         127          335
Class R3       0.25%      0.25%        0.50%     0.50%          20        2,074
Class R4          --      0.25%        0.25%     0.25%          63           75
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $2,323,818

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2005 based on each class' average daily net assets. 0.10% of the Class A distribution fee is currently being waived under a contractual waiver arrangement. For the year ended October 31, 2005 this waiver amounted to $307,423 and is reflected as a reduction of total expenses in the Statement of Operations.
(3) For the year ended October 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2005, were as follows:

                                                          AMOUNT

          Class A                                        $17,728
          Class B                                       $130,625
          Class C                                         $1,081

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2005, the fee was $470,610 which equated to 0.1066% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended October 31, 2005, these costs amounted to $289,375.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.0114% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended October 31, 2005 the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                                        FEE    EFFECTIVE      TOTAL    RETAINED
                                       RATE      RATE(1)     AMOUNT      BY MFS

Class R1                              0.45%        0.43%       $177        $170
Class R2                              0.40%        0.36%        265         248
Class R3                              0.25%        0.24%      1,032         735
Class R4                              0.15%        0.15%         45          44
Class R5                              0.10%        0.10%         30          30
-------------------------------------------------------------------------------
Total Retirement Plan Administration
  and Services Fees                                          $1,549      $1,227

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the year ended October 31, 2005 this waiver amounted to $76 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $2,986. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $2,725. Both amounts are included in Independent trustees' compensation for the year ended October 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,569, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $117,040 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $398,656,027 and $471,566,431, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                              $428,858,238
        --------------------------------------------------------
        Gross unrealized appreciation                $58,104,449
        Gross unrealized depreciation                 (7,574,334)
        --------------------------------------------------------
        Net unrealized appreciation (depreciation)   $50,530,115

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  Year ended 10/31/05               Year ended 10/31/04
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                   2,363,476       $45,304,341       3,300,847       $56,503,582
Shares reacquired                            (5,055,375)      (97,458,855)     (5,422,553)      (92,414,483)
------------------------------------------------------------------------------------------------------------
Net change                                   (2,691,899)     $(52,154,514)     (2,121,706)     $(35,910,901)

CLASS B SHARES
Shares sold                                     610,157       $11,088,823         932,789       $15,208,458
Shares reacquired                            (2,420,779)      (44,235,419)     (2,971,167)      (48,310,681)
-------------------------------------------------------------------------------------------------------------
Net change                                   (1,810,622)     $(33,146,596)     (2,038,378)     $(33,102,223)

CLASS C SHARES
Shares sold                                     142,008        $2,535,644         139,965        $2,265,902
Shares reacquired                              (340,162)       (6,147,379)       (468,899)       (7,546,242)
------------------------------------------------------------------------------------------------------------
Net change                                     (198,154)      $(3,611,735)       (328,934)      $(5,280,340)

CLASS I SHARES
Shares sold                                      38,353          $752,968          54,853          $955,087
Shares reacquired                               (73,476)       (1,468,991)        (53,953)         (932,446)
------------------------------------------------------------------------------------------------------------
Net change                                      (35,123)        $(716,023)            900           $22,641

CLASS R SHARES
Shares sold                                     156,585        $2,986,933          91,918        $1,588,452
Shares reacquired                               (41,589)         (800,438)        (48,614)         (829,241)
------------------------------------------------------------------------------------------------------------
Net change                                      114,996        $2,186,495          43,304          $759,211

                                                 Period ended 10/31/05*
                                                SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                       6,108          $112,095
Shares reacquired                                  (647)          (11,688)
--------------------------------------------------------------------------
Net change                                        5,461          $100,407

CLASS R2 SHARES
Shares sold                                      11,233          $211,284

                                                  Year ended 10/31/05               Year ended 10/31/04
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES
Shares sold                                      45,856          $891,112          17,681          $299,195
Shares reacquired                               (35,958)         (695,744)         (4,433)          (73,437)
------------------------------------------------------------------------------------------------------------
Net change                                        9,898          $195,368          13,248          $225,758

                                                 Period ended 10/31/05*
                                                SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                       2,618           $50,000

CLASS R5 SHARES
Shares sold                                       2,618           $50,000

* For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through October 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2005 was $2,747, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust VIII and the Shareholders of MFS Global Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Global Growth Fund (the "Fund") (a portfolio of MFS Series Trust VIII) as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Global Growth Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 22, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 2, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director
OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/19/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                         CUSTODIAN
Massachusetts Financial Services Company                   State Street Bank and Trust Company
500 Boylston Street, Boston, MA                            225 Franklin Street, Boston, MA 02110
02116-3741
                                                           INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                Deloitte & Touche LLP
500 Boylston Street, Boston, MA                            200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Barry Dargan
Nicholas Smithie

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund,
(v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and
(viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 55th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 42nd percentile for the one-year period and the 71st percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to breakpoints that reduce the Fund's advisory fee rate on net assets over $1 billion and $2 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2005.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             WGF-ANN-12/05 45M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended October 31, 2005 and 2004, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                       Audit Fees
      FEES BILLED BY DELOITTE:                    2005           2004
                                                  ----           ----

           MFS Global Growth Fund              $44,680        $40,400

                                                       Audit Fees
      FEES BILLED BY E&Y :                        2005           2004
                                                  ----           ----

           MFS Strategic Income Fund           $40,565        $36,950

For the fiscal years ended October 31, 2005 and 2004, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                             Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:                    2005           2004          2005           2004           2005           2004
                                              ----           ----          ----           ----           ----           ----
       To MFS Global Growth                     $0             $0        $9,800         $9,600             $0            $0
        Fund

  TOTAL FEES BILLED BY DELOITTE
  TO ABOVE FUND:

       To MFS and MFS Related             $959,191       $928,350       $62,000        $35,000       $830,675       $32,500
       Entities of MFS Global
       Growth Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----
       To MFS Global Growth Fund,       $1,909,562                   $1,041,450
       MFS and MFS Related
       Entities#

                                             Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(4)
  FEES BILLED BY E&Y:                         2005           2004          2005           2004           2005          2004
                                              ----           ----          ----           ----           ----          ----

       To MFS Strategic Income                  $0             $0       $10,400        $11,590           $129            $0
       Fund

  TOTAL FEES BILLED BY E&Y
  To above Fund:

       To MFS and MFS Related                   $0             $0            $0             $0        $20,000      $685,399
       Entities of MFS Strategic
       Income Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                            2005                           2004
                                            ----                           ----
       To MFS Strategic Income          $727,928                        $38,590
       Fund, MFS and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte and E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

Item 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 22, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 22, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 22, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.